ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2019
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
Schedule of accounts payable and accrued liabilities

	As at	As at
	December 31,	December 31,
	2019	2018
Trade payables	$158,317	$163,032
Wages payable	51,588	51,378
Accrued liabilities	102,957	75,287
Other liabilities	32,710	20,900
Total accounts payable and accrued liabilities	$345,572	$310,597